UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the initial distribution period from
September 17, 2025 to June 15, 2026

Commission File Number of issuing entity: 333-288206

Central Index Key Number of issuing entity: 0002072436

CENTERPOINT ENERGY RESTORATION BOND COMPANY II, LLC

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor and sponsor: 1-3187

Central Index Key Number of depositor and sponsor: 0000048732

CENTERPOINT ENERGY HOUSTON ELECTRIC, LLC

(Exact name of depositor and sponsor as specified in its charter)

Kaydra Kirtz: (612) 743-3068
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

39-2616236

(I.R.S. Employer Identification No.)

1111 Louisiana Street, Suite 4654B
Houston, Texas	77002
(Address of principal executive offices of the issuing entity)	(Zip Code)

(713) 207-7414

(Telephone number, including area code)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2025-A Senior Secured System Restoration Bonds, Tranche A-1			☒
Series 2025-A Senior Secured System Restoration Bonds, Tranche A-2			☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

The record date for distributions (i.e., the interest and scheduled principal payments) described in Exhibit 99.1 is June 12, 2026.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus dated September 9, 2025, of CenterPoint Energy Restoration Bond Company II, LLC (the “Issuing Entity”) relating to its Series 2025-A Senior Secured System Restoration Bonds (the “2025-A System Restoration Bonds”) filed with the Securities and Exchange Commission (“SEC”) pursuant to Rule 424(b)(1) of the Securities Act of 1933, as amended, on September 11, 2026.

As indicated in Exhibit 99.1, all required interest and scheduled principal payments on the 2025-A System Restoration Bonds have been made with respect to the June 15, 2026 distribution date.

Item 1A. Asset-Level Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 1B. Asset Representations Reviewer and Investor Communication.

Omitted pursuant to General Instruction C of Form 10-D.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

None.

Item 3. Sales of Securities and Use of Proceeds.

None.

Item 4. Defaults Upon Senior Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 5. [Reserved]

Item 6. Significant Obligors of Pool Assets.

Omitted pursuant to General Instruction C of Form 10-D.

Item 7. Change in Sponsor Interest in the Securities.

Omitted pursuant to General Instruction C of Form 10-D.

Item 8. Significant Enhancement Provider Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 9. Other Information.

Omitted pursuant to General Instruction C of Form 10-D.

Item 10. Exhibits.

(a)	Documents filed as a part of this report (exhibits marked with an asterisk are filed herewith):

*99.1	Semi-annual Servicer’s Certificate relating to the 2025-A System Restoration Bonds dated June 8, 2026.

(b)	Exhibits required by this Form and Item 601 of Regulation S-K (exhibits marked with an asterisk are filed herewith; all exhibits not so designated are incorporated by reference to a prior filing):

3.1	Certificate of Formation of CenterPoint Energy Restoration Bond Company II, LLC, dated as of June 5, 2025 (incorporated by reference to exhibit 3.1 included as an exhibit to the Issuing Entity’s Registration Statement on Form SF-1 filed June 20, 2025 (Registration No. 333-288206-01)).

3.2	Amended and Restated Limited Liability Company Agreement of CenterPoint Energy Restoration Bond Company II, LLC, dated as of September 17, 2025 (incorporated by reference to exhibit 3.1 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K filed September 17, 2025 (Registration No. 333-288206-01)).

4.1	Indenture by and among CenterPoint Energy Restoration Bond Company II, LLC, U.S. Bank Trust Company, National Association, as Indenture Trustee, and U.S. Bank National Association, as Securities Intermediary (including the forms of the 2025-A System Restoration Bonds and the form of Series Supplement), dated as of September 17, 2025 (incorporated by reference to exhibit 4.1 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K filed September 17, 2025 (Registration No. 333-288206-01)).

4.2	Series Supplement by and between CenterPoint Energy Restoration Bond Company II, LLC and U.S. Bank Trust Company, National Association, as Indenture Trustee, dated as of September 17, 2025 (incorporated by reference to exhibit 4.2 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K filed September 17, 2025 (Registration No. 333-288206-01)).

10.1	System Restoration Property Servicing Agreement by and between CenterPoint Energy Restoration Bond Company II, LLC and CenterPoint Energy Houston Electric, LLC, as Servicer, dated as of September 17, 2025 (incorporated by reference to exhibit 10.1 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K filed September 17, 2025 (Registration No. 333-288206-01)).

10.2	System Restoration Property Sale Agreement by and between CenterPoint Energy Restoration Bond Company II, LLC and CenterPoint Energy Houston Electric, LLC, as Seller, dated as of September 17, 2025 (incorporated by reference to exhibit 10.2 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K filed September 17, 2025 (Registration No. 333-288206-01)).

10.3	Administration Agreement by and between CenterPoint Energy Restoration Bond Company II, LLC and CenterPoint Energy Houston Electric, LLC, as Administrator, dated as of September 17, 2025 (incorporated by reference to exhibit 10.3 included as an exhibit to the Issuing Entity’s Current Report on Form 8-K filed September 17, 2025 (Registration No. 333-288206-01)).

*99.1	Semi-annual Servicer’s Certificate relating to the 2025-A System Restoration Bonds dated June 8, 2026.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CENTERPOINT ENERGY HOUSTON ELECTRIC, LLC
(Depositor)

	By:	/s/ Kaydra Kirtz
Name: Kaydra Kirtz
Title: Assistant Treasurer

Date: June 15, 2026